Fair Value - Information about Significant Unobservable Inputs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	€ 139,711	€ 159,510
Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	€ 84,344	€ 103,169
Level III [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Direct capitalization technique
Significant unobservable input	Capitalization rate
Level III [member] | Real estate held for own use [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Appraisal value
Significant unobservable input	n.a.
Level III [member] | Real estate held for own use [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Broker quote
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Credit spread
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Discount rate
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Mortality
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Risk free rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Risk free rate
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Direct capitalization technique
Significant unobservable input	Capitalization rate
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Appraisal value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Capitalization rates [member] | Direct capitalization technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	Capitalization rate
Level III [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Own credit spread
Level III [member] | Longevity swap liability [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Mortality
Level III [member] | Other [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Bottom of range [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)		6.50%
Level III [member] | Bottom of range [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	1.30%
Level III [member] | Bottom of range [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)		5.60%
Level III [member] | Bottom of range [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Risk free rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	0.21%
Level III [member] | Bottom of range [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	4.80%
Level III [member] | Bottom of range [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	0.40%
Level III [member] | Top of range [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)		9.50%
Level III [member] | Top of range [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	3.37%
Level III [member] | Top of range [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Risk free rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	1.67%
Level III [member] | Top of range [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	10.50%
Level III [member] | Top of range [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	0.50%
Level III [member] | Weighted average [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)		7.90%
Level III [member] | Weighted average [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	3.08%
Level III [member] | Weighted average [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Risk free rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	1.01%
Level III [member] | Weighted average [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	6.30%
Level III [member] | Weighted average [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.00%	0.40%
Level III [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	€ 6,689	€ 6,859
Level III [member] | Recurring fair value measurement [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	4,065	3,415
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	307	332
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	35	34
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member] | Direct capitalization technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	157	178
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	115	120
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	2,318	3,112
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	288	393
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	231	262
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	57	131
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	1,447	1,966
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	297	355
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	1,034	1,389
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	116	221
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	583	754
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	31	45
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	24	32
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	528	676
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	609	56
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	604	50
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	4	6
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	1,255	1,257
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	1,246	1,252
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	9	5
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value		73
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	24	27
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	30	4
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	54	104
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	2,147	1,999
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	155	193
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	1,495	1,237
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Capitalization rates [member] | Direct capitalization technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	496	568
Level III [member] | Recurring fair value measurement [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	1,831	2,083
Level III [member] | Recurring fair value measurement [member] | Longevity swap liability [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	10
Level III [member] | Recurring fair value measurement [member] | Other [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	3	384
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value	€ 1,845	€ 2,467